Licensing Agreements - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development	$ 4,701,000	$ 2,928,000	$ 2,648,000	$ 1,495,000	$ 1,440,000	$ 1,586,000	$ 3,195,000	$ 3,479,000	$ 11,772,000	$ 9,700,000	$ 15,807,000
Calando Pharmaceuticals, Inc. [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Bankruptcy proceedings, court where petition was filed									District of Delaware
Bankruptcy petition date filed									Mar. 03, 2015
Bankruptcy description									In March 2014, Calando entered Chapter 7 bankruptcy in the District of Delaware and, as a result, the intellectual property rights the Company has obtained from Calando are subject to potential risks that may arise in connection with bankruptcy.
MIT License Agreement [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development									10,000	10,000	10,000
Calando Product License Agreement [Member] | Upon achievement of specified regulatory and commercial milestones [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payment									32,800,000
Calando Platform License Agreement [Member] | CRLX301 [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development									250,000
Calando Platform License Agreement [Member] | Upon achievement of specified regulatory and commercial milestones [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payment									17,800,000
Calando Platform License Agreement [Member] | Upon initiation of phase one clinical trial [Member] | CRLX301 [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payment									250,000
SUNY License Agreement [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Research and development									$ 30,000	$ 25,000	$ 10,000